Revenues and other income - Associated with liabilities and performance obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues and other income
Revenues associated with contract liabilities at the beginning of the period	€ 747	€ 342
Revenues associated with performance obligations totally or partially satisfied in previous years	€ 10	€ 11